Debt and Lease Arrangements - Schedule of Difference in Contractual Cash Flows for Debt Excluding Finance Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper	$ 3,390
Bonds	60,003	$ 60,988
Bank and other borrowings	1,838	1,629
Total (excluding interest)	65,231	62,617
Interest	21,892	21,730
Carrying amount	96,424	76,824
Commercial paper
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(38)
Carrying amount	3,352
Bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	694	181
Carrying amount	60,697	61,169
Bank and other borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	0	0
Carrying amount	1,838	1,629
Total (excluding interest)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	656	181
Carrying amount	65,887	62,798
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper	3,390
Bonds	5,900	8,163
Bank and other borrowings	859	945
Total (excluding interest)	10,149	9,108
Interest	1,665	1,780
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper	0
Bonds	4,971	5,900
Bank and other borrowings	425	39
Total (excluding interest)	5,396	5,939
Interest	1,559	1,555
Between 2 and 3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper	0
Bonds	4,392	4,993
Bank and other borrowings	56	209
Total (excluding interest)	4,448	5,202
Interest	1,430	1,426
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper	0
Bonds	4,326	4,458
Bank and other borrowings	71	50
Total (excluding interest)	4,397	4,508
Interest	1,357	1,319
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper	0
Bonds	2,091	4,312
Bank and other borrowings	15	27
Total (excluding interest)	2,106	4,339
Interest	1,263	1,244
5 years and later
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper	0
Bonds	38,323	33,162
Bank and other borrowings	412	359
Total (excluding interest)	38,735	33,521
Interest	$ 14,618	$ 14,406